Commitment and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitment and contingencies [Abstract]
Finance Lease Liability Maturity
Due through December 31, 2019	$5,550
Due through December 31, 2020	5,550
Due through December 31, 2021	5,550
Due through December 31, 2022	5,550
Due through December 31, 2023	5,550
Thereafter	43,875
Total contractual obligation	$71,625